GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.1 - Schedule 7

Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
654190776	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $395 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	29.83
654688260	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	99.4	42.901
654396829	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	76.18	76.18	29
654265664	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	21.075
654886255	3	3	[3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage incomplete due to date on page 1 reflects 2007 rather than 2006.	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	76.1	76.1
654643253	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.85	94.85	49
654650409	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	69.15	69.15
654619517	3	3	[3] Application Incomplete [3] Missing Initial Application [3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report is incomplete because it does not give the Borrower's credit scores. Incomplete Final Application due to missing the declarations section.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Prepayment penalty disclosure [2] State - YSP not disclosed on GFE and/or HUD as a dollar amount [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	65.88	125.45	52
654143225	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	63.68	63.68	67
654451198	3	3	[3] Credit Report Missing		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers 02/XX/2000 with expiration of rescission period noted as 02/XX/2000. HUD reflects a funding date of 02/XX/2000, equal to the rescission period expiration date, and 13 days of interest was collected which coincides with a 02/XX/2000 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	75	39.22
654833109	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	76.12	76.12
654933133	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	73.76	73.76	28.3
654694341	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $432.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	22.32